Cash and cash equivalents and short-term investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term investments [line items]
Cash equivalents and bank deposits in foreign currency (i)	R$ 10,586
Cash equivalents (ii)	75,344	R$ 2,457
Cash and cash equivalents	85,930	2,457	R$ 2,375	R$ 2,311
Short-term investments	515,201	72,321
Short-term investments
Short-term investments [line items]
Short-term investments	R$ 515,201	R$ 72,321
Average interest rate	3.99%	5.81%
Average interest rate as a percent of CDI	144.64%	99.10%